Consolidated statements of cash flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
OPERATING ACTIVITIES
Net income	$ 1,260	$ 1,776
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation and amortization	3,012	2,577
Deferred income taxes	76	115
Share-based compensation expense, net	27	(2)
Net employee defined benefit plans expense	102	78
Employer contributions to employee defined benefit plans	(51)	(41)
Non-current contract assets	60	130
Non-current unbilled customer finance receivables	(136)	(178)
Loss from equity accounted investments	29	(4)
Other	(75)	(192)
Net change in non-cash operating working capital	270	(332)
Cash provided by operating activities	4,574	3,927
INVESTING ACTIVITIES
Cash payments for capital assets, excluding spectrum licences	(2,822)	(2,952)
Cash payments for spectrum licences		(942)
Cash payments for acquisitions, net	(3,205)	(1,105)
Advances to, and investment in, real estate joint ventures and associate	(100)	(35)
Real estate joint venture receipts	5	7
Proceeds on disposition	86	16
Investment in portfolio investments and other	(129)	(33)
Cash used by investing activities	(6,165)	(5,044)
FINANCING ACTIVITIES
Common Shares issued	1,495
Dividends paid to holders of Common Shares	(930)	(1,149)
Issue (repayment) of short-term borrowings, net	(8)	(1)
Long-term debt issued	4,882	7,705
Redemptions and repayment of long-term debt	(3,863)	(5,261)
Shares of subsidiary issued to non-controlling interests	400	(9)
Other	(72)	(47)
Cash provided by financing activities	1,904	1,238
CASH POSITION
Increase in cash and temporary investments, net	313	121
Cash and temporary investments, net, beginning of period	535	414
Cash and temporary investments, net, end of period	848	535
SUPPLEMENTAL DISCLOSURE OF OPERATING CASH FLOWS
Interest paid	(740)	(714)
Interest received	13	7
Income taxes paid, net
In respect of comprehensive income	(397)	(629)
In respect of business acquisitions	(33)	(15)
Income taxes paid, net	$ (430)	$ (644)